DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
Schedule of certain Consolidated Condensed Statements of Earnings information for discontinued operations
The following table summarizes the discontinued operation’s results, which are included in the loss from discontinued operations in the Consolidated Statements of Earnings for the years ended December 31, 2014, 2013, and 2012:

(in thousands)	2014	2013	2012
Net sales	$5,197	$5,424	$5,495
Loss from discontinued operations before income taxes	(11,496)	(1,418)	(1,671)
Income tax benefit	3,371	415	497
Loss from discontinued operations, net of tax	$(8,125)	$(1,003)	$(1,174)